February 21, 2014

Securities and Exchange Commission

450 5th Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Dear Sirs:

Pursuant to regulations of the Securities and Exchange Commission, submitted herewith for filing on behalf of Landstar System, Inc. is the Annual Report on Form 10-K for the period ending December 28, 2013.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ James B. Gattoni
James B. Gattoni
President and Chief Financial Officer

JBG/kv